Debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt
Schedule outstanding principal balances on each loan facility

	As of
In thousands of U.S. Dollars	June 30, 2025	December 31, 2024
Nordea/SEB Revolving Facility	10,000	37,500
ABN/CACIB Revolving Facility	15,000	—
ABN AMRO Revolving Facility	—	1,296
Total debt	25,000	38,796
Deferred finance fees	—	—
Net total debt	25,000	38,796
Current portion of long-term debt	—	—
Current portion of deferred finance fees	—	—
Total current portion of long-term debt	—	—
Non-current portion of long-term debt	25,000	38,796

Schedule of future minimum repayments under the loan facilities

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As of
In thousands of U.S. Dollars	June 30, 2025
2025(1)	—
2026	—
2027	25,000
2028	—
2029	—
25,000

(1) Six-month period ending December 31, 2025